Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 83	$ 87	$ 161	$ 138
Short-term investments and deposits	90	29
Trade receivables	932	966
Other receivables	225	222
Financial assets available for sale	212	253
Other non-current assets	373	292
Short-term credit	(822)	(588)
Trade payables	(790)	(644)
Other current liabilities	(595)	(708)
Long-term debt and debentures	(2,388)	(2,796)
Other non-current liabilities	(7)	$ (10)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0
Short-term investments and deposits	0
Trade receivables	0
Other receivables	5
Financial assets available for sale	0
Other non-current assets	64
Total financial assets	69
Short-term credit	0
Trade payables	0
Other current liabilities	0
Long-term debt and debentures	0
Other non-current liabilities	0
Total financial liabilities	0
Total financial instruments, net	69
Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0
Short-term investments and deposits	0
Trade receivables	0
Other receivables	0
Financial assets available for sale	212
Other non-current assets	0
Total financial assets	212
Short-term credit	0
Trade payables	0
Other current liabilities	0
Long-term debt and debentures	0
Other non-current liabilities	0
Total financial liabilities	0
Total financial instruments, net	212
Loans and receivables [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	83
Short-term investments and deposits	90
Trade receivables	932
Other receivables	81
Financial assets available for sale	0
Other non-current assets	8
Total financial assets	1,194
Short-term credit	0
Trade payables	0
Other current liabilities	0
Long-term debt and debentures	0
Other non-current liabilities	0
Total financial liabilities	0
Total financial instruments, net	1,194
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0
Short-term investments and deposits	0
Trade receivables	0
Other receivables	0
Financial assets available for sale	0
Other non-current assets	0
Total financial assets	0
Short-term credit	0
Trade payables	0
Other current liabilities	(3)
Long-term debt and debentures	0
Other non-current liabilities	(3)
Total financial liabilities	(6)
Total financial instruments, net	(6)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0
Short-term investments and deposits	0
Trade receivables	0
Other receivables	0
Financial assets available for sale	0
Other non-current assets	0
Total financial assets	0
Short-term credit	(822)
Trade payables	(790)
Other current liabilities	(310)
Long-term debt and debentures	(2,388)
Other non-current liabilities	0
Total financial liabilities	(4,310)
Total financial instruments, net	$ (4,310)